Contingencies, commitments and restrictions on the distribution of profits - Carrasco International Airport and New Airports (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 08, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Commitment [Line Items]
Capital expenditure		$ 91,741	$ 138,043
Carrasco International Airport and New Airports | 2022
Schedule Of Commitment [Line Items]
Capital expenditure		67,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS")
Schedule Of Commitment [Line Items]
Capital expenditure	$ 67,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2022
Schedule Of Commitment [Line Items]
Capital expenditure		13,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2023
Schedule Of Commitment [Line Items]
Capital expenditure		32,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2024
Schedule Of Commitment [Line Items]
Capital expenditure		18,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2028
Schedule Of Commitment [Line Items]
Capital expenditure		$ 4,000